ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	5 Months Ended
Dec. 31, 2016 USD ($)
Accounting Policies [Abstract]
Funds held in Brazilian banks insured	$ 250,000
Impairment losses	0
Intangible Assets	$ 2,044